American Funds Insurance Series® - Target Date Series
American Funds® IS 2070 Target Date Fund
Investment portfolio
March 31, 2025
unaudited
Growth funds 48.49%	Shares	Value (000)
New Perspective Fund, Class R-6	161	$10
SMALLCAP World Fund, Inc., Class R-6	149	9
New World Fund, Inc., Class R-6	100	8
AMCAP Fund, Class R-6	167	7
The Growth Fund of America, Class R-6	98	7
The New Economy Fund, Class R-6	84	5
EuroPacific Growth Fund, Class R-6	35	2
Total growth funds (cost: $50,000)		48
Growth-and-income funds 37.37%
Fundamental Investors, Class R-6	114	9
Capital World Growth and Income Fund, Class R-6	125	8
Washington Mutual Investors Fund, Class R-6	129	8
The Investment Company of America, Class R-6	124	7
American Mutual Fund, Class R-6	89	5
Total growth-and-income funds (cost: $38,000)		37
Balanced funds 8.08%
American Balanced Fund, Class R-6	175	6
American Funds Global Balanced Fund, Class R-6	54	2
Total balanced funds (cost: $8,000)		8
Fixed income funds 6.06%
U.S. Government Securities Fund, Class R-6	422	5
American Funds Emerging Markets Bond Fund, Class R-6	132	1
Total fixed income funds (cost: $6,000)		6
Total investment securities 100.00% (cost: $102,000)		99
Other assets less liabilities 0.00%		—
Net assets 100.00%		$99
American Funds Insurance Series — Target Date Series — Page 1 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.49%
New Perspective Fund, Class R-6	$9	$1	$—	$—	$— [2]	$10	$—	$—
SMALLCAP World Fund, Inc., Class R-6	9	1	—	—	(1)	9	—	—
New World Fund, Inc., Class R-6	7	1	—	—	— [2]	8	—	—
AMCAP Fund, Class R-6	6	1	—	—	— [2]	7	—	—
The Growth Fund of America, Class R-6	6	1	— [2]	— [2]	— [2]	7	—	—
The New Economy Fund, Class R-6	4	1	—	—	— [2]	5	—	—
EuroPacific Growth Fund, Class R-6	2	— [2]	—	—	— [2]	2	—	—
						48
Growth-and-income funds 37.37%
Fundamental Investors, Class R-6	8	1	—	—	— [2]	9	— [2]	—
Capital World Growth and Income Fund, Class R-6	7	1	—	—	— [2]	8	— [2]	—
Washington Mutual Investors Fund, Class R-6	7	1	—	—	— [2]	8	— [2]	—
The Investment Company of America, Class R-6	6	1	— [2]	— [2]	— [2]	7	— [2]	—
American Mutual Fund, Class R-6	4	1	—	—	— [2]	5	— [2]	—
						37
Balanced funds 8.08%
American Balanced Fund, Class R-6	5	1	— [2]	— [2]	— [2]	6	— [2]	—
American Funds Global Balanced Fund, Class R-6	2	— [2]	—	—	— [2]	2	— [2]	—
						8
Fixed income funds 6.06%
U.S. Government Securities Fund, Class R-6	5	— [2]	— [2]	— [2]	— [2]	5	— [2]	—
American Funds Emerging Markets Bond Fund, Class R-6	1	— [2]	— [2]	—	— [2]	1	— [2]	—
						6
Total 100.00%				$— [2]	$(1)	$99	$— [2]	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 2 of 29

American Funds® IS 2065 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 49.12%	Shares	Value (000)
New Perspective Fund, Class R-6	93	$6
SMALLCAP World Fund, Inc., Class R-6	86	6
AMCAP Fund, Class R-6	96	4
New World Fund, Inc., Class R-6	58	4
The Growth Fund of America, Class R-6	57	4
The New Economy Fund, Class R-6	48	3
EuroPacific Growth Fund, Class R-6	20	1
Total growth funds (cost: $26,000)		28
Growth-and-income funds 36.84%
Fundamental Investors, Class R-6	65	5
Washington Mutual Investors Fund, Class R-6	74	5
Capital World Growth and Income Fund, Class R-6	71	4
The Investment Company of America, Class R-6	70	4
American Mutual Fund, Class R-6	51	3
Total growth-and-income funds (cost: $18,000)		21
Balanced funds 7.02%
American Balanced Fund, Class R-6	99	3
American Funds Global Balanced Fund, Class R-6	30	1
Total balanced funds (cost: $4,000)		4
Fixed income funds 7.02%
U.S. Government Securities Fund, Class R-6	247	3
American Funds Emerging Markets Bond Fund, Class R-6	76	1
Total fixed income funds (cost: $4,000)		4
Total investment securities 100.00% (cost: $52,000)		57
Other assets less liabilities 0.00%		—
Net assets 100.00%		$57
American Funds Insurance Series — Target Date Series — Page 3 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.12%
New Perspective Fund, Class R-6	$5	$1	$—	$—	$— [2]	$6	$—	$—
SMALLCAP World Fund, Inc., Class R-6	5	1	—	—	— [2]	6	—	—
AMCAP Fund, Class R-6	3	1	—	—	— [2]	4	—	—
New World Fund, Inc., Class R-6	4	— [2]	—	—	— [2]	4	—	—
The Growth Fund of America, Class R-6	3	1	—	—	— [2]	4	—	—
The New Economy Fund, Class R-6	2	1	—	—	— [2]	3	—	—
EuroPacific Growth Fund, Class R-6	1	— [2]	—	—	— [2]	1	—	—
						28
Growth-and-income funds 36.84%
Fundamental Investors, Class R-6	4	1	—	—	— [2]	5	— [2]	—
Washington Mutual Investors Fund, Class R-6	4	1	—	—	— [2]	5	— [2]	—
Capital World Growth and Income Fund, Class R-6	4	— [2]	—	—	— [2]	4	— [2]	—
The Investment Company of America, Class R-6	3	1	—	—	— [2]	4	— [2]	—
American Mutual Fund, Class R-6	2	1	—	—	— [2]	3	— [2]	—
						21
Balanced funds 7.02%
American Balanced Fund, Class R-6	3	— [2]	—	—	— [2]	3	— [2]	—
American Funds Global Balanced Fund, Class R-6	1	— [2]	—	—	— [2]	1	— [2]	—
						4
Fixed income funds 7.02%
U.S. Government Securities Fund, Class R-6	2	1	— [2]	—	— [2]	3	— [2]	—
American Funds Emerging Markets Bond Fund, Class R-6	1	— [2]	— [2]	— [2]	— [2]	1	— [2]	—
						4
Total 100.00%				$— [2]	$— [2]	$57	$— [2]	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 4 of 29

American Funds® IS 2060 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 48.92%	Shares	Value (000)
New Perspective Fund, Class R-6	222	$14
SMALLCAP World Fund, Inc., Class R-6	207	14
New World Fund, Inc., Class R-6	146	11
AMCAP Fund, Class R-6	232	10
The Growth Fund of America, Class R-6	135	9
The New Economy Fund, Class R-6	115	7
EuroPacific Growth Fund, Class R-6	51	3
American Funds Global Insight Fund, Class R-6	6	— [1]
Total growth funds (cost: $69,000)		68
Growth-and-income funds 36.69%
Fundamental Investors, Class R-6	158	12
Capital World Growth and Income Fund, Class R-6	175	11
Washington Mutual Investors Fund, Class R-6	181	11
The Investment Company of America, Class R-6	170	10
American Mutual Fund, Class R-6	127	7
Total growth-and-income funds (cost: $51,000)		51
Balanced funds 7.91%
American Balanced Fund, Class R-6	247	8
American Funds Global Balanced Fund, Class R-6	77	3
Total balanced funds (cost: $11,000)		11
Fixed income funds 6.48%
U.S. Government Securities Fund, Class R-6	622	7
American Funds Emerging Markets Bond Fund, Class R-6	194	2
Total fixed income funds (cost: $9,000)		9
Total investment securities 100.00% (cost: $140,000)		139
Other assets less liabilities 0.00%		—
Net assets 100.00%		$139
American Funds Insurance Series — Target Date Series — Page 5 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.92%
New Perspective Fund, Class R-6	$13	$1	$—	$—	$— [1]	$14	$—	$—
SMALLCAP World Fund, Inc., Class R-6	13	2	—	—	(1)	14	—	—
New World Fund, Inc., Class R-6	10	1	—	—	— [1]	11	—	—
AMCAP Fund, Class R-6	9	2	—	—	(1)	10	—	—
The Growth Fund of America, Class R-6	9	1	—	—	(1)	9	—	—
The New Economy Fund, Class R-6	6	1	—	—	— [1]	7	—	—
EuroPacific Growth Fund, Class R-6	3	— [1]	—	—	— [1]	3	—	—
American Funds Global Insight Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	—	—
						68
Growth-and-income funds 36.69%
Fundamental Investors, Class R-6	12	— [1]	—	—	— [1]	12	— [1]	—
Capital World Growth and Income Fund, Class R-6	10	1	—	—	— [1]	11	— [1]	—
Washington Mutual Investors Fund, Class R-6	10	1	—	—	— [1]	11	— [1]	—
The Investment Company of America, Class R-6	9	1	—	—	— [1]	10	— [1]	—
American Mutual Fund, Class R-6	7	— [1]	—	—	— [1]	7	— [1]	—
						51
Balanced funds 7.91%
American Balanced Fund, Class R-6	8	— [1]	—	—	— [1]	8	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
						11
Fixed income funds 6.48%
U.S. Government Securities Fund, Class R-6	7	— [1]	— [1]	— [1]	— [1]	7	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	1	1	— [1]	— [1]	— [1]	2	— [1]	—
						9
Total 100.00%				$— [1]	$(3)	$139	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 6 of 29

American Funds® IS 2055 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 48.62%	Shares	Value (000)
New Perspective Fund, Class R-6	7,167	$437
SMALLCAP World Fund, Inc., Class R-6	6,638	435
New World Fund, Inc., Class R-6	4,899	384
AMCAP Fund, Class R-6	8,314	340
The Growth Fund of America, Class R-6	4,868	340
The New Economy Fund, Class R-6	4,127	240
American Funds Global Insight Fund, Class R-6	4,224	100
EuroPacific Growth Fund, Class R-6	1,746	96
Total growth funds (cost: $2,523,000)		2,372
Growth-and-income funds 36.91%
Fundamental Investors, Class R-6	5,592	436
Washington Mutual Investors Fund, Class R-6	6,366	392
Capital World Growth and Income Fund, Class R-6	6,099	386
American Mutual Fund, Class R-6	5,271	297
The Investment Company of America, Class R-6	5,206	290
Total growth-and-income funds (cost: $1,878,000)		1,801
Equity-income funds 0.20%
Capital Income Builder, Class R-6	68	5
The Income Fund of America, Class R-6	192	5
Total equity-income funds (cost: $10,000)		10
Balanced funds 8.03%
American Balanced Fund, Class R-6	8,647	295
American Funds Global Balanced Fund, Class R-6	2,623	97
Total balanced funds (cost: $401,000)		392
Fixed income funds 6.01%
U.S. Government Securities Fund, Class R-6	20,354	244
American Funds Emerging Markets Bond Fund, Class R-6	6,410	49
Total fixed income funds (cost: $289,000)		293
Total investment securities 99.77% (cost: $5,101,000)		4,868
Other assets less liabilities 0.23%		11
Net assets 100.00%		$4,879
American Funds Insurance Series — Target Date Series — Page 7 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.62%
New Perspective Fund, Class R-6	$13	$488	$41	$(1)	$(22)	$437	$—	$—
SMALLCAP World Fund, Inc., Class R-6	13	495	35	(1)	(37)	435	—	—
New World Fund, Inc., Class R-6	12	410	38	— [2]	— [2]	384	—	—
AMCAP Fund, Class R-6	10	391	28	(1)	(32)	340	—	—
The Growth Fund of America, Class R-6	10	396	31	(1)	(34)	340	—	—
The New Economy Fund, Class R-6	7	276	19	(1)	(23)	240	—	—
American Funds Global Insight Fund, Class R-6	3	108	9	— [2]	(2)	100	—	—
EuroPacific Growth Fund, Class R-6	3	103	9	— [2]	(1)	96	—	—
						2,372
Growth-and-income funds 36.91%
Fundamental Investors, Class R-6	13	487	34	(1)	(29)	436	1	—
Washington Mutual Investors Fund, Class R-6	12	427	34	(1)	(12)	392	2	—
Capital World Growth and Income Fund, Class R-6	12	426	38	(1)	(13)	386	2	—
American Mutual Fund, Class R-6	9	323	30	— [2]	(5)	297	1	—
The Investment Company of America, Class R-6	9	326	25	(1)	(19)	290	1	—
						1,801
Equity-income funds 0.20%
Capital Income Builder, Class R-6	—	6	1	— [2]	— [2]	5	— [2]	—
The Income Fund of America, Class R-6	—	6	1	— [2]	— [2]	5	— [2]	—
						10
Balanced funds 8.03%
American Balanced Fund, Class R-6	9	321	26	(1)	(8)	295	1	—
American Funds Global Balanced Fund, Class R-6	3	105	10	— [2]	(1)	97	1	—
						392
Fixed income funds 6.01%
U.S. Government Securities Fund, Class R-6	8	263	32	— [2]	5	244	2	—
American Funds Emerging Markets Bond Fund, Class R-6	2	53	6	— [2]	— [2]	49	1	—
						293
Total 99.77%				$(10)	$(233)	$4,868	$12	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 8 of 29

American Funds® IS 2050 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 45.45%	Shares	Value (000)
New Perspective Fund, Class R-6	11,515	$702
SMALLCAP World Fund, Inc., Class R-6	9,557	626
AMCAP Fund, Class R-6	13,497	552
The Growth Fund of America, Class R-6	7,902	552
New World Fund, Inc., Class R-6	6,052	474
The New Economy Fund, Class R-6	5,400	314
American Funds Global Insight Fund, Class R-6	10,293	243
EuroPacific Growth Fund, Class R-6	2,848	157
Total growth funds (cost: $3,855,000)		3,620
Growth-and-income funds 34.95%
Washington Mutual Investors Fund, Class R-6	10,360	638
Fundamental Investors, Class R-6	8,135	634
American Mutual Fund, Class R-6	10,012	564
Capital World Growth and Income Fund, Class R-6	8,775	555
The Investment Company of America, Class R-6	7,048	393
Total growth-and-income funds (cost: $2,900,000)		2,784
Equity-income funds 4.19%
The Income Fund of America, Class R-6	6,664	169
Capital Income Builder, Class R-6	2,297	165
Total equity-income funds (cost: $331,000)		334
Balanced funds 9.13%
American Balanced Fund, Class R-6	16,575	566
American Funds Global Balanced Fund, Class R-6	4,321	161
Total balanced funds (cost: $743,000)		727
Fixed income funds 6.14%
U.S. Government Securities Fund, Class R-6	34,008	408
American Funds Emerging Markets Bond Fund, Class R-6	10,638	81
Total fixed income funds (cost: $482,000)		489
Total investment securities 99.86% (cost: $8,311,000)		7,954
Other assets less liabilities 0.14%		11
Net assets 100.00%		$7,965
American Funds Insurance Series — Target Date Series — Page 9 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.45%
New Perspective Fund, Class R-6	$4	$763	$28	$— [2]	$(37)	$702	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	698	21	(1)	(54)	626	—	—
AMCAP Fund, Class R-6	3	624	22	— [2]	(53)	552	—	—
The Growth Fund of America, Class R-6	3	634	28	(1)	(56)	552	—	—
New World Fund, Inc., Class R-6	3	508	36	— [2]	(1)	474	—	—
The New Economy Fund, Class R-6	2	351	9	— [2]	(30)	314	—	—
American Funds Global Insight Fund, Class R-6	2	259	13	— [2]	(5)	243	—	—
EuroPacific Growth Fund, Class R-6	1	169	11	— [2]	(2)	157	—	—
						3,620
Growth-and-income funds 34.95%
Washington Mutual Investors Fund, Class R-6	4	695	40	(1)	(20)	638	3	—
Fundamental Investors, Class R-6	4	700	27	(1)	(42)	634	2	—
American Mutual Fund, Class R-6	3	614	43	— [2]	(10)	564	3	—
Capital World Growth and Income Fund, Class R-6	3	599	28	— [2]	(19)	555	2	—
The Investment Company of America, Class R-6	2	438	21	— [2]	(26)	393	1	—
						2,784
Equity-income funds 4.19%
The Income Fund of America, Class R-6	1	183	16	— [2]	1	169	1	—
Capital Income Builder, Class R-6	1	177	16	— [2]	3	165	1	—
						334
Balanced funds 9.13%
American Balanced Fund, Class R-6	3	617	39	— [2]	(15)	566	2	—
American Funds Global Balanced Fund, Class R-6	1	175	13	— [2]	(2)	161	1	—
						727
Fixed income funds 6.14%
U.S. Government Securities Fund, Class R-6	3	455	58	1	7	408	3	—
American Funds Emerging Markets Bond Fund, Class R-6	1	89	9	— [2]	— [2]	81	1	—
						489
Total 99.86%				$(3)	$(361)	$7,954	$20	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 10 of 29

American Funds® IS 2045 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 43.50%	Shares	Value (000)
The Growth Fund of America, Class R-6	9,712	$678
AMCAP Fund, Class R-6	16,545	677
New Perspective Fund, Class R-6	11,074	675
SMALLCAP World Fund, Inc., Class R-6	10,185	667
New World Fund, Inc., Class R-6	7,581	594
American Funds Global Insight Fund, Class R-6	16,676	393
The New Economy Fund, Class R-6	6,553	381
EuroPacific Growth Fund, Class R-6	3,408	188
Total growth funds (cost: $4,512,000)		4,253
Growth-and-income funds 33.22%
Fundamental Investors, Class R-6	9,935	774
American Mutual Fund, Class R-6	12,441	701
Washington Mutual Investors Fund, Class R-6	11,193	689
Capital World Growth and Income Fund, Class R-6	10,791	683
The Investment Company of America, Class R-6	7,007	391
International Growth and Income Fund, Class R-6	272	10
Total growth-and-income funds (cost: $3,370,000)		3,248
Equity-income funds 7.19%
The Income Fund of America, Class R-6	15,800	401
Capital Income Builder, Class R-6	4,197	302
Total equity-income funds (cost: $693,000)		703
Balanced funds 10.12%
American Balanced Fund, Class R-6	23,106	789
American Funds Global Balanced Fund, Class R-6	5,422	201
Total balanced funds (cost: $1,011,000)		990
Fixed income funds 6.46%
U.S. Government Securities Fund, Class R-6	41,826	502
American Funds Emerging Markets Bond Fund, Class R-6	12,787	98
American Funds Inflation Linked Bond Fund, Class R-6	1,106	11
Capital World Bond Fund, Class R-6	656	11
American Funds Multi-Sector Income Fund, Class R-6	1,107	10
Total fixed income funds (cost: $621,000)		632
Total investment securities 100.49% (cost: $10,207,000)		9,826
Other assets less liabilities (0.49)%		(48)
Net assets 100.00%		$9,778
American Funds Insurance Series — Target Date Series — Page 11 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.50%
The Growth Fund of America, Class R-6	$90	$658	$4	$— [2]	$(66)	$678	$—	$—
AMCAP Fund, Class R-6	90	651	2	— [2]	(62)	677	—	—
New Perspective Fund, Class R-6	90	618	— [2]	— [2]	(33)	675	—	—
SMALLCAP World Fund, Inc., Class R-6	90	633	—	—	(56)	667	—	—
New World Fund, Inc., Class R-6	77	517	— [2]	— [2]	— [2]	594	—	—
American Funds Global Insight Fund, Class R-6	52	348	—	—	(7)	393	—	—
The New Economy Fund, Class R-6	51	367	2	— [2]	(35)	381	—	—
EuroPacific Growth Fund, Class R-6	26	164	—	—	(2)	188	—	—
						4,253
Growth-and-income funds 33.22%
Fundamental Investors, Class R-6	103	720	1	— [2]	(48)	774	2	—
American Mutual Fund, Class R-6	90	621	—	—	(10)	701	3	—
Washington Mutual Investors Fund, Class R-6	90	619	—	—	(20)	689	3	—
Capital World Growth and Income Fund, Class R-6	90	614	—	—	(21)	683	3	—
The Investment Company of America, Class R-6	52	364	—	—	(25)	391	1	—
International Growth and Income Fund, Class R-6	—	10	—	—	— [2]	10	— [2]	—
						3,248
Equity-income funds 7.19%
The Income Fund of America, Class R-6	52	355	10	— [2]	4	401	3	—
Capital Income Builder, Class R-6	39	264	7	— [2]	6	302	2	—
						703
Balanced funds 10.12%
American Balanced Fund, Class R-6	103	709	4	— [2]	(19)	789	3	—
American Funds Global Balanced Fund, Class R-6	26	177	— [2]	— [2]	(2)	201	1	—
						990
Fixed income funds 6.46%
U.S. Government Securities Fund, Class R-6	64	456	28	— [2]	10	502	4	—
American Funds Emerging Markets Bond Fund, Class R-6	13	85	1	— [2]	1	98	1	—
American Funds Inflation Linked Bond Fund, Class R-6	—	11	—	—	— [2]	11	—	—
Capital World Bond Fund, Class R-6	—	11	—	—	— [2]	11	— [2]	—
American Funds Multi-Sector Income Fund, Class R-6	—	10	—	—	— [2]	10	— [2]	—
						632
Total 100.49%				$— [2]	$(385)	$9,826	$26	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 12 of 29

American Funds® IS 2040 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 37.51%	Shares	Value (000)
AMCAP Fund, Class R-6	7,301	$299
The Growth Fund of America, Class R-6	4,274	298
New Perspective Fund, Class R-6	4,789	292
SMALLCAP World Fund, Inc., Class R-6	3,861	253
American Funds Global Insight Fund, Class R-6	7,336	173
New World Fund, Inc., Class R-6	2,088	163
The New Economy Fund, Class R-6	2,781	162
Total growth funds (cost: $1,752,000)		1,640
Growth-and-income funds 32.68%
American Mutual Fund, Class R-6	5,461	307
Capital World Growth and Income Fund, Class R-6	4,766	302
Fundamental Investors, Class R-6	3,844	300
Washington Mutual Investors Fund, Class R-6	4,230	261
The Investment Company of America, Class R-6	3,110	173
International Growth and Income Fund, Class R-6	2,242	86
Total growth-and-income funds (cost: $1,480,000)		1,429
Equity-income funds 7.09%
The Income Fund of America, Class R-6	6,912	176
Capital Income Builder, Class R-6	1,861	134
Total equity-income funds (cost: $305,000)		310
Balanced funds 10.16%
American Balanced Fund, Class R-6	10,242	350
American Funds Global Balanced Fund, Class R-6	2,529	94
Total balanced funds (cost: $454,000)		444
Fixed income funds 11.85%
U.S. Government Securities Fund, Class R-6	18,523	222
American Funds Inflation Linked Bond Fund, Class R-6	9,988	95
American Funds Multi-Sector Income Fund, Class R-6	9,701	91
Capital World Bond Fund, Class R-6	5,548	88
American Funds Mortgage Fund, Class R-6	1,255	11
American Funds Insurance Series — Target Date Series — Page 13 of 29

unaudited
Fixed income funds (continued)	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	525	$7
American Funds Strategic Bond Fund, Class R-6	477	4
Total fixed income funds (cost: $511,000)		518
Total investment securities 99.29% (cost: $4,502,000)		4,341
Other assets less liabilities 0.71%		31
Net assets 100.00%		$4,372
American Funds Insurance Series — Target Date Series — Page 14 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 37.51%
AMCAP Fund, Class R-6	$19	$316	$7	$(1)	$(28)	$299	$—	$—
The Growth Fund of America, Class R-6	19	320	10	(1)	(30)	298	—	—
New Perspective Fund, Class R-6	19	294	6	— [2]	(15)	292	—	—
SMALLCAP World Fund, Inc., Class R-6	16	265	6	— [2]	(22)	253	—	—
American Funds Global Insight Fund, Class R-6	11	172	6	— [2]	(4)	173	—	—
New World Fund, Inc., Class R-6	11	162	10	— [2]	— [2]	163	—	—
The New Economy Fund, Class R-6	11	169	3	— [2]	(15)	162	—	—
						1,640
Growth-and-income funds 32.68%
American Mutual Fund, Class R-6	19	304	11	— [2]	(5)	307	1	—
Capital World Growth and Income Fund, Class R-6	19	301	8	— [2]	(10)	302	1	—
Fundamental Investors, Class R-6	19	302	1	— [2]	(20)	300	1	—
Washington Mutual Investors Fund, Class R-6	16	258	5	— [2]	(8)	261	1	—
The Investment Company of America, Class R-6	11	174	— [2]	— [2]	(12)	173	1	—
International Growth and Income Fund, Class R-6	5	87	9	— [2]	3	86	— [2]	—
						1,429
Equity-income funds 7.09%
The Income Fund of America, Class R-6	11	174	10	— [2]	1	176	1	—
Capital Income Builder, Class R-6	8	133	9	— [2]	2	134	1	—
						310
Balanced funds 10.16%
American Balanced Fund, Class R-6	22	349	12	— [2]	(9)	350	1	—
American Funds Global Balanced Fund, Class R-6	5	95	5	— [2]	(1)	94	1	—
						444
Fixed income funds 11.85%
U.S. Government Securities Fund, Class R-6	14	227	23	— [2]	4	222	2	—
American Funds Inflation Linked Bond Fund, Class R-6	6	95	9	— [2]	3	95	—	—
American Funds Multi-Sector Income Fund, Class R-6	6	92	7	— [2]	— [2]	91	1	—
Capital World Bond Fund, Class R-6	5	90	8	— [2]	1	88	1	—
American Funds Mortgage Fund, Class R-6	—	12	1	— [2]	— [2]	11	— [2]	—
Intermediate Bond Fund of America, Class R-6	—	8	1	— [2]	— [2]	7	— [2]	—
American Funds Strategic Bond Fund, Class R-6[3]	—	4	— [2]	— [2]	— [2]	4	— [2]	—
						518
Total 99.29%				$(2)	$(165)	$4,341	$13	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 15 of 29

American Funds® IS 2035 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 22.30%	Shares	Value (000)
AMCAP Fund, Class R-6	19,209	$786
The Growth Fund of America, Class R-6	11,041	771
American Funds Global Insight Fund, Class R-6	22,158	522
SMALLCAP World Fund, Inc., Class R-6	7,770	509
New Perspective Fund, Class R-6	6,344	387
Total growth funds (cost: $3,133,000)		2,975
Growth-and-income funds 30.60%
American Mutual Fund, Class R-6	16,643	937
Capital World Growth and Income Fund, Class R-6	14,587	923
Fundamental Investors, Class R-6	9,888	771
Washington Mutual Investors Fund, Class R-6	10,831	667
The Investment Company of America, Class R-6	9,348	521
International Growth and Income Fund, Class R-6	6,870	263
Total growth-and-income funds (cost: $4,149,000)		4,082
Equity-income funds 8.04%
Capital Income Builder, Class R-6	7,451	536
The Income Fund of America, Class R-6	21,099	536
Total equity-income funds (cost: $1,048,000)		1,072
Balanced funds 13.00%
American Balanced Fund, Class R-6	31,264	1,068
American Funds Global Balanced Fund, Class R-6	17,956	667
Total balanced funds (cost: $1,744,000)		1,735
Fixed income funds 25.90%
American Funds Inflation Linked Bond Fund, Class R-6	71,585	684
American Funds Mortgage Fund, Class R-6	77,189	679
U.S. Government Securities Fund, Class R-6	56,533	679
Intermediate Bond Fund of America, Class R-6	33,311	420
American Funds Multi-Sector Income Fund, Class R-6	43,317	405
American Funds Strategic Bond Fund, Class R-6	29,310	271
Capital World Bond Fund, Class R-6	16,928	270
The Bond Fund of America, Class R-6	4,193	47
Total fixed income funds (cost: $3,396,000)		3,455
Total investment securities 99.84% (cost: $13,470,000)		13,319
Other assets less liabilities 0.16%		22
Net assets 100.00%		$13,341
American Funds Insurance Series — Target Date Series — Page 16 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 22.30%
AMCAP Fund, Class R-6	$73	$810	$20	$(1)	$(76)	$786	$—	$—
The Growth Fund of America, Class R-6	74	803	25	(1)	(80)	771	—	—
American Funds Global Insight Fund, Class R-6	49	518	33	(1)	(11)	522	—	—
SMALLCAP World Fund, Inc., Class R-6	49	522	17	(1)	(44)	509	—	—
New Perspective Fund, Class R-6	36	387	15	(1)	(20)	387	—	—
						2,975
Growth-and-income funds 30.60%
American Mutual Fund, Class R-6	86	934	67	(1)	(15)	937	4	—
Capital World Growth and Income Fund, Class R-6	86	921	52	(2)	(30)	923	4	—
Fundamental Investors, Class R-6	73	772	22	(1)	(51)	771	2	—
Washington Mutual Investors Fund, Class R-6	62	660	34	(1)	(20)	667	3	—
The Investment Company of America, Class R-6	49	526	18	(1)	(35)	521	2	—
International Growth and Income Fund, Class R-6	24	264	35	1	9	263	1	—
						4,082
Equity-income funds 8.04%
Capital Income Builder, Class R-6	49	534	58	1	10	536	4	—
The Income Fund of America, Class R-6	49	536	54	— [2]	5	536	4	—
						1,072
Balanced funds 13.00%
American Balanced Fund, Class R-6	99	1,071	73	(2)	(27)	1,068	4	—
American Funds Global Balanced Fund, Class R-6	61	672	59	(1)	(6)	667	4	—
						1,735
Fixed income funds 25.90%
American Funds Inflation Linked Bond Fund, Class R-6	61	695	95	1	22	684	—	—
American Funds Mortgage Fund, Class R-6	62	699	96	— [2]	14	679	6	—
U.S. Government Securities Fund, Class R-6	62	700	97	— [2]	14	679	6	—
Intermediate Bond Fund of America, Class R-6	37	433	55	— [2]	5	420	3	—
American Funds Multi-Sector Income Fund, Class R-6	37	418	48	— [2]	(2)	405	5	—
American Funds Strategic Bond Fund, Class R-6[3]	25	276	37	1	6	271	2	—
Capital World Bond Fund, Class R-6	24	279	36	— [2]	3	270	3	—
The Bond Fund of America, Class R-6	—	52	6	— [2]	1	47	— [2]	—
						3,455
Total 99.84%				$(10)	$(328)	$13,319	$57	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 17 of 29

American Funds® IS 2030 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 16.14%	Shares	Value (000)
AMCAP Fund, Class R-6	17,949	$735
The Growth Fund of America, Class R-6	6,802	475
American Funds Global Insight Fund, Class R-6	16,110	380
New Perspective Fund, Class R-6	3,912	238
SMALLCAP World Fund, Inc., Class R-6	3,624	237
Total growth funds (cost: $2,216,000)		2,065
Growth-and-income funds 26.65%
American Mutual Fund, Class R-6	15,800	890
Capital World Growth and Income Fund, Class R-6	13,847	876
Washington Mutual Investors Fund, Class R-6	10,351	638
The Investment Company of America, Class R-6	6,778	378
Fundamental Investors, Class R-6	4,841	377
International Growth and Income Fund, Class R-6	6,549	251
Total growth-and-income funds (cost: $3,510,000)		3,410
Equity-income funds 8.28%
The Income Fund of America, Class R-6	21,207	539
Capital Income Builder, Class R-6	7,221	520
Total equity-income funds (cost: $1,045,000)		1,059
Balanced funds 12.92%
American Balanced Fund, Class R-6	29,929	1,021
American Funds Global Balanced Fund, Class R-6	17,017	632
Total balanced funds (cost: $1,689,000)		1,653
Fixed income funds 35.98%
The Bond Fund of America, Class R-6	80,694	914
American Funds Inflation Linked Bond Fund, Class R-6	82,876	792
American Funds Mortgage Fund, Class R-6	74,608	657
Intermediate Bond Fund of America, Class R-6	51,931	654
U.S. Government Securities Fund, Class R-6	54,102	650
American Funds Multi-Sector Income Fund, Class R-6	42,137	394
American Funds Strategic Bond Fund, Class R-6	28,743	265
American Funds Insurance Series — Target Date Series — Page 18 of 29

unaudited
Fixed income funds (continued)	Shares	Value (000)
Capital World Bond Fund, Class R-6	16,196	$258
American High-Income Trust, Class R-6	1,992	19
Total fixed income funds (cost: $4,537,000)		4,603
Total investment securities 99.97% (cost: $12,997,000)		12,790
Other assets less liabilities 0.03%		4
Net assets 100.00%		$12,794
American Funds Insurance Series — Target Date Series — Page 19 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16.14%
AMCAP Fund, Class R-6	$89	$735	$21	$(1)	$(67)	$735	$—	$—
The Growth Fund of America, Class R-6	59	475	12	— [2]	(47)	475	—	—
American Funds Global Insight Fund, Class R-6	45	348	5	— [2]	(8)	380	—	—
New Perspective Fund, Class R-6	30	222	2	— [2]	(12)	238	—	—
SMALLCAP World Fund, Inc., Class R-6	30	228	1	— [2]	(20)	237	—	—
						2,065
Growth-and-income funds 26.65%
American Mutual Fund, Class R-6	105	808	10	— [2]	(13)	890	4	—
Capital World Growth and Income Fund, Class R-6	104	815	15	— [2]	(28)	876	3	—
Washington Mutual Investors Fund, Class R-6	75	592	10	— [2]	(19)	638	3	—
The Investment Company of America, Class R-6	45	363	6	— [2]	(24)	378	1	—
Fundamental Investors, Class R-6	45	363	7	— [2]	(24)	377	1	—
International Growth and Income Fund, Class R-6	30	224	12	— [2]	9	251	1	—
						3,410
Equity-income funds 8.28%
The Income Fund of America, Class R-6	60	492	19	— [2]	6	539	4	—
Capital Income Builder, Class R-6	60	471	21	— [2]	10	520	4	—
						1,059
Balanced funds 12.92%
American Balanced Fund, Class R-6	120	940	13	— [2]	(26)	1,021	4	—
American Funds Global Balanced Fund, Class R-6	74	581	18	— [2]	(5)	632	4	—
						1,653
Fixed income funds 35.98%
The Bond Fund of America, Class R-6	105	842	45	(1)	13	914	8	—
American Funds Inflation Linked Bond Fund, Class R-6	89	717	39	(2)	27	792	—	—
American Funds Mortgage Fund, Class R-6	75	604	34	(2)	14	657	6	—
Intermediate Bond Fund of America, Class R-6	75	602	32	— [2]	9	654	5	—
U.S. Government Securities Fund, Class R-6	75	596	33	(2)	14	650	5	—
American Funds Multi-Sector Income Fund, Class R-6	45	366	15	— [2]	(2)	394	5	—
American Funds Strategic Bond Fund, Class R-6[3]	30	243	13	— [2]	5	265	2	—
Capital World Bond Fund, Class R-6	30	236	11	— [2]	3	258	3	—
American High-Income Trust, Class R-6	—	20	1	— [2]	— [2]	19	— [2]	—
						4,603
Total 99.97%				$(8)	$(185)	$12,790	$63	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 20 of 29

American Funds® IS 2025 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 5.77%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	16,082	$379
AMCAP Fund, Class R-6	9,023	369
Total growth funds (cost: $771,000)		748
Growth-and-income funds 23.79%
American Mutual Fund, Class R-6	13,864	781
Capital World Growth and Income Fund, Class R-6	12,068	763
Washington Mutual Investors Fund, Class R-6	10,526	648
The Investment Company of America, Class R-6	6,900	385
Fundamental Investors, Class R-6	4,928	384
International Growth and Income Fund, Class R-6	3,171	122
Total growth-and-income funds (cost: $3,105,000)		3,083
Equity-income funds 13.32%
The Income Fund of America, Class R-6	42,033	1,068
Capital Income Builder, Class R-6	9,141	658
Total equity-income funds (cost: $1,686,000)		1,726
Balanced funds 12.00%
American Balanced Fund, Class R-6	30,383	1,038
American Funds Global Balanced Fund, Class R-6	13,960	518
Total balanced funds (cost: $1,566,000)		1,556
Fixed income funds 45.70%
The Bond Fund of America, Class R-6	93,175	1,056
American Funds Inflation Linked Bond Fund, Class R-6	110,206	1,052
American Funds Mortgage Fund, Class R-6	90,055	793
Intermediate Bond Fund of America, Class R-6	62,682	790
U.S. Government Securities Fund, Class R-6	54,963	660
American Funds Multi-Sector Income Fund, Class R-6	56,161	525
American Funds Strategic Bond Fund, Class R-6	42,726	394
American High-Income Trust, Class R-6	40,313	392
Capital World Bond Fund, Class R-6	16,451	262
Total fixed income funds (cost: $5,834,000)		5,924
Total investment securities 100.58% (cost: $12,962,000)		13,037
Other assets less liabilities (0.58)%		(75)
Net assets 100.00%		$12,962
American Funds Insurance Series — Target Date Series — Page 21 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5.77%
American Funds Global Insight Fund, Class R-6	$84	$468	$167	$— [2]	$(6)	$379	$—	$—
AMCAP Fund, Class R-6	84	460	133	(8)	(34)	369	—	—
New Perspective Fund, Class R-6[3]	3	—	3	1	(1)	—	—	—
SMALLCAP World Fund, Inc., Class R-6[3]	3	—	3	— [2]	— [2]	—	—	—
The Growth Fund of America, Class R-6[3]	3	—	3	1	(1)	—	—	—
						748
Growth-and-income funds 23.79%
American Mutual Fund, Class R-6	179	956	342	(6)	(6)	781	4	—
Capital World Growth and Income Fund, Class R-6	179	954	346	(4)	(20)	763	4	—
Washington Mutual Investors Fund, Class R-6	150	796	276	(6)	(16)	648	3	—
The Investment Company of America, Class R-6	90	477	154	(6)	(22)	385	2	—
Fundamental Investors, Class R-6	89	481	158	(6)	(22)	384	1	—
International Growth and Income Fund, Class R-6	30	149	65	3	5	122	1	—
						3,083
Equity-income funds 13.32%
The Income Fund of America, Class R-6	240	1,322	512	1	17	1,068	10	—
Capital Income Builder, Class R-6	150	807	319	4	16	658	6	—
						1,726
Balanced funds 12.00%
American Balanced Fund, Class R-6	240	1,274	448	(8)	(20)	1,038	5	—
American Funds Global Balanced Fund, Class R-6	119	637	236	— [2]	(2)	518	3	—
						1,556
Fixed income funds 45.70%
The Bond Fund of America, Class R-6	239	1,314	517	(9)	29	1,056	11	—
American Funds Inflation Linked Bond Fund, Class R-6	239	1,293	523	(5)	48	1,052	—	—
American Funds Mortgage Fund, Class R-6	180	980	387	(6)	26	793	9	—
Intermediate Bond Fund of America, Class R-6	180	975	377	(3)	15	790	8	—
U.S. Government Securities Fund, Class R-6	150	814	320	(7)	23	660	7	—
American Funds Multi-Sector Income Fund, Class R-6	119	651	243	— [2]	(2)	525	8	—
American Funds Strategic Bond Fund, Class R-6[4]	90	483	191	— [2]	12	394	3	—
American High-Income Trust, Class R-6	90	486	179	(1)	(4)	392	6	—
Capital World Bond Fund, Class R-6	59	323	125	(1)	6	262	3	—
						5,924
Total 100.58%				$(66)	$41	$13,037	$94	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]	Affiliated issuer during the reporting period but no longer held at 3/31/2025.
[4]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 22 of 29

American Funds® IS 2020 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 2.79%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	12,332	$290
AMCAP Fund, Class R-6	3,536	145
Total growth funds (cost: $429,000)		435
Growth-and-income funds 21.70%
American Mutual Fund, Class R-6	16,673	939
Washington Mutual Investors Fund, Class R-6	12,520	771
Capital World Growth and Income Fund, Class R-6	12,072	763
The Investment Company of America, Class R-6	8,260	461
Fundamental Investors, Class R-6	5,800	452
International Growth and Income Fund, Class R-6	2	— [1]
Total growth-and-income funds (cost: $3,339,000)		3,386
Equity-income funds 18.07%
The Income Fund of America, Class R-6	74,220	1,885
Capital Income Builder, Class R-6	12,985	935
Total equity-income funds (cost: $2,733,000)		2,820
Balanced funds 11.89%
American Balanced Fund, Class R-6	36,162	1,235
American Funds Global Balanced Fund, Class R-6	16,685	620
Total balanced funds (cost: $1,858,000)		1,855
Fixed income funds 45.61%
The Bond Fund of America, Class R-6	111,648	1,265
American Funds Inflation Linked Bond Fund, Class R-6	131,641	1,257
Intermediate Bond Fund of America, Class R-6	76,850	968
American Funds Mortgage Fund, Class R-6	107,374	945
U.S. Government Securities Fund, Class R-6	62,425	750
American Funds Multi-Sector Income Fund, Class R-6	67,277	629
American Funds Strategic Bond Fund, Class R-6	52,079	481
American High-Income Trust, Class R-6	48,396	470
Capital World Bond Fund, Class R-6	19,606	313
Short-Term Bond Fund of America, Class R-6	4,110	40
Total fixed income funds (cost: $7,172,000)		7,118
Total investment securities 100.06% (cost: $15,531,000)		15,614
Other assets less liabilities (0.06)%		(9)
Net assets 100.00%		$15,605
American Funds Insurance Series — Target Date Series — Page 23 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2.79%
American Funds Global Insight Fund, Class R-6	$215	$83	$8	$— [1]	$— [1]	$290	$—	$—
AMCAP Fund, Class R-6	107	50	2	— [1]	(10)	145	—	—
						435
Growth-and-income funds 21.70%
American Mutual Fund, Class R-6	646	287	2	— [1]	8	939	4	—
Washington Mutual Investors Fund, Class R-6	537	248	7	— [1]	(7)	771	3	—
Capital World Growth and Income Fund, Class R-6	536	239	2	— [1]	(10)	763	3	—
The Investment Company of America, Class R-6	322	158	— [1]	— [1]	(19)	461	2	—
Fundamental Investors, Class R-6	321	158	8	(1)	(18)	452	1	—
International Growth and Income Fund, Class R-6	— [1]	— [1]	—	—	— [1]	— [1]	— [1]	—
						3,386
Equity-income funds 18.07%
The Income Fund of America, Class R-6	1,293	550	13	— [1]	55	1,885	13	—
Capital Income Builder, Class R-6	646	263	7	— [1]	33	935	7	—
						2,820
Balanced funds 11.89%
American Balanced Fund, Class R-6	859	394	4	— [1]	(14)	1,235	5	—
American Funds Global Balanced Fund, Class R-6	430	187	— [1]	— [1]	3	620	4	—
						1,855
Fixed income funds 45.61%
The Bond Fund of America, Class R-6	863	398	16	— [1]	20	1,265	13	—
American Funds Inflation Linked Bond Fund, Class R-6	860	371	22	— [1]	48	1,257	—	—
Intermediate Bond Fund of America, Class R-6	647	314	7	— [1]	14	968	9	—
American Funds Mortgage Fund, Class R-6	647	291	12	— [1]	19	945	10	—
U.S. Government Securities Fund, Class R-6	540	202	7	— [1]	15	750	8	—
American Funds Multi-Sector Income Fund, Class R-6	432	200	2	— [1]	(1)	629	9	—
American Funds Strategic Bond Fund, Class R-6[3]	322	149	6	— [1]	16	481	1	—
American High-Income Trust, Class R-6	325	149	1	—	(3)	470	7	—
Capital World Bond Fund, Class R-6	215	94	1	— [1]	5	313	3	—
Short-Term Bond Fund of America, Class R-6	—	40	—	—	— [1]	40	— [1]	—
						7,118
Total 100.06%				$(1)	$154	$15,614	$102	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 24 of 29

American Funds® IS 2015 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth-and-income funds 19.55%	Shares	Value (000)
American Mutual Fund, Class R-6	95,111	$5,355
Capital World Growth and Income Fund, Class R-6	68,213	4,315
Washington Mutual Investors Fund, Class R-6	58,194	3,584
The Investment Company of America, Class R-6	47,544	2,651
Fundamental Investors, Class R-6	22,065	1,720
Total growth-and-income funds (cost: $16,332,000)		17,625
Equity-income funds 19.28%
The Income Fund of America, Class R-6	469,383	11,922
Capital Income Builder, Class R-6	75,741	5,452
Total equity-income funds (cost: $16,353,000)		17,374
Balanced funds 10.82%
American Balanced Fund, Class R-6	183,256	6,260
American Funds Global Balanced Fund, Class R-6	93,993	3,491
Total balanced funds (cost: $9,489,000)		9,751
Fixed income funds 50.43%
Intermediate Bond Fund of America, Class R-6	657,227	8,281
The Bond Fund of America, Class R-6	726,916	8,236
American Funds Inflation Linked Bond Fund, Class R-6	758,496	7,244
American Funds Mortgage Fund, Class R-6	626,838	5,516
Short-Term Bond Fund of America, Class R-6	488,150	4,681
American Funds Strategic Bond Fund, Class R-6	394,092	3,638
American Funds Multi-Sector Income Fund, Class R-6	382,253	3,574
American High-Income Trust, Class R-6	263,903	2,565
Capital World Bond Fund, Class R-6	108,011	1,723
U.S. Government Securities Fund, Class R-6	241	3
Total fixed income funds (cost: $46,077,000)		45,461
Total investment securities 100.08% (cost: $88,251,000)		90,211
Other assets less liabilities (0.08)%		(69)
Net assets 100.00%		$90,142
American Funds Insurance Series — Target Date Series — Page 25 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6[2]	$2	$—	$2	$1	$(1)	$—	$—	$—
American Funds Global Insight Fund, Class R-6[2]	2	—	2	1	(1)	—	—	—
						—
Growth-and-income funds 19.55%
American Mutual Fund, Class R-6	4,504	805	33	(2)	81	5,355	25	—
Capital World Growth and Income Fund, Class R-6	3,737	763	150	(8)	(27)	4,315	16	—
Washington Mutual Investors Fund, Class R-6	2,995	625	20	(1)	(15)	3,584	14	—
The Investment Company of America, Class R-6	2,237	547	36	(2)	(95)	2,651	9	—
Fundamental Investors, Class R-6	1,486	350	52	(4)	(60)	1,720	5	—
						17,625
Equity-income funds 19.28%
The Income Fund of America, Class R-6	9,750	1,850	79	(1)	402	11,922	85	—
Capital Income Builder, Class R-6	4,494	814	63	(1)	208	5,452	37	—
						17,374
Balanced funds 10.82%
American Balanced Fund, Class R-6	5,229	1,086	1	— [3]	(54)	6,260	24	—
American Funds Global Balanced Fund, Class R-6	2,990	503	32	(1)	31	3,491	20	—
						9,751
Fixed income funds 50.43%
Intermediate Bond Fund of America, Class R-6	6,817	1,416	72	1	119	8,281	82	—
The Bond Fund of America, Class R-6	6,817	1,401	113	(12)	143	8,236	85	—
American Funds Inflation Linked Bond Fund, Class R-6	6,044	1,018	105	(7)	294	7,244	—	—
American Funds Mortgage Fund, Class R-6	4,551	917	66	(5)	119	5,516	59	—
Short-Term Bond Fund of America, Class R-6	3,782	882	11	— [3]	28	4,681	46	—
American Funds Strategic Bond Fund, Class R-6[4]	3,024	543	67	(2)	140	3,638	(10)	—
American Funds Multi-Sector Income Fund, Class R-6	3,028	563	14	— [3]	(3)	3,574	52	—
American High-Income Trust, Class R-6	2,268	401	91	(1)	(12)	2,565	38	—
Capital World Bond Fund, Class R-6	1,504	209	23	(2)	35	1,723	17	—
U.S. Government Securities Fund, Class R-6	20	— [3]	17	— [3]	— [3]	3	— [3]	—
						45,461
Total 100.08%				$(46)	$1,332	$90,211	$604	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 3/31/2025.
[3]	Amount less than one thousand.
[4]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 26 of 29

American Funds® IS 2010 Target Date Fund
Investment portfolio
March 31, 2025
unaudited

Growth-and-income funds 15.29%	Shares	Value (000)
American Mutual Fund, Class R-6	490,185	$27,597
Washington Mutual Investors Fund, Class R-6	357,584	22,020
Capital World Growth and Income Fund, Class R-6	254,984	16,130
The Investment Company of America, Class R-6	284,218	15,851
Fundamental Investors, Class R-6	65,227	5,085
Total growth-and-income funds (cost: $70,973,000)		86,683
Equity-income funds 25.25%
The Income Fund of America, Class R-6	4,048,135	102,822
Capital Income Builder, Class R-6	559,605	40,280
Total equity-income funds (cost: $130,008,000)		143,102
Balanced funds 8.76%
American Balanced Fund, Class R-6	1,136,303	38,816
American Funds Global Balanced Fund, Class R-6	292,463	10,862
Total balanced funds (cost: $45,326,000)		49,678
Fixed income funds 50.78%
Intermediate Bond Fund of America, Class R-6	5,029,600	63,373
The Bond Fund of America, Class R-6	5,067,600	57,416
Short-Term Bond Fund of America, Class R-6	4,863,034	46,637
American Funds Mortgage Fund, Class R-6	4,622,665	40,680
American Funds Inflation Linked Bond Fund, Class R-6	4,170,518	39,828
American Funds Strategic Bond Fund, Class R-6	2,516,214	23,225
American Funds Multi-Sector Income Fund, Class R-6	1,750,702	16,369
American High-Income Trust, Class R-6	17,825	173
Capital World Bond Fund, Class R-6	10,854	173
Total fixed income funds (cost: $303,572,000)		287,874
Total investment securities 100.08% (cost: $549,879,000)		567,337
Other assets less liabilities (0.08)%		(466)
Net assets 100.00%		$566,871
American Funds Insurance Series — Target Date Series — Page 27 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15.29%
American Mutual Fund, Class R-6	$28,038	$129	$1,157	$23	$564	$27,597	$129	$—
Washington Mutual Investors Fund, Class R-6	22,500	176	678	37	(15)	22,020	89	—
Capital World Growth and Income Fund, Class R-6	16,877	64	768	4	(47)	16,130	64	—
The Investment Company of America, Class R-6	16,844	255	742	5	(511)	15,851	55	—
Fundamental Investors, Class R-6	5,629	15	389	14	(184)	5,085	15	—
						86,683
Equity-income funds 25.25%
The Income Fund of America, Class R-6	101,699	762	3,685	(36)	4,082	102,822	762	—
Capital Income Builder, Class R-6	39,796	290	1,559	50	1,703	40,280	290	—
						143,102
Balanced funds 8.76%
American Balanced Fund, Class R-6	39,483	154	627	4	(198)	38,816	155	—
American Funds Global Balanced Fund, Class R-6	11,300	61	639	(38)	178	10,862	62	—
						49,678
Fixed income funds 50.78%
Intermediate Bond Fund of America, Class R-6	62,906	687	1,185	(12)	977	63,373	687	—
The Bond Fund of America, Class R-6	56,857	648	1,062	(146)	1,119	57,416	648	—
Short-Term Bond Fund of America, Class R-6	45,873	500	25	— [2]	289	46,637	500	—
American Funds Mortgage Fund, Class R-6	39,639	471	308	(4)	882	40,680	471	—
American Funds Inflation Linked Bond Fund, Class R-6	40,025	—	1,913	(305)	2,021	39,828	—	—
American Funds Strategic Bond Fund, Class R-6[3]	22,629	225	744	(9)	1,124	23,225	(233)	—
American Funds Multi-Sector Income Fund, Class R-6	17,334	264	1,230	10	(9)	16,369	264	—
American High-Income Trust, Class R-6	184	3	13	1	(2)	173	3	—
Capital World Bond Fund, Class R-6	181	2	14	— [2]	4	173	2	—
						287,874
Total 100.08%				$(402)	$11,977	$567,337	$3,963	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 28 of 29

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
INGEFP1-988-0525
American Funds Insurance Series — Target Date Series — Page 29 of 29